Deferred Revenues and Performance Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Summary of Significant Changes in the Company's Deferred Revenue
Significant changes in the Company’s deferred revenue balance for the nine months ended September 30, 2020 and the year ended December 31, 2019 were as follows:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019
Total deferred revenue, beginning of the period	$77,386	$93,299
Additions	56,825	85,167
Recognized	(72,407)	(101,080)

Total deferred revenue, end of the period	$61,804	$77,386

Significant changes in the Company’s deferred revenue balance for the years ended December 31, 2018 and 2019 were as follows:

	Year Ended December 31,
	2018	2019
Total deferred revenue, beginning of the period	$106,184	$93,299
Additions	67,329	85,167
Recognized	(80,214)	(101,080)

Total deferred revenue, end of the period	$93,299	$77,386

Current deferred revenue	64,128	66,490
Non-current deferred revenue	29,171	10,896

	$93,299	$77,386